Schedule of fair value of the derivative liabilities (Details)	Sep. 30, 2026 $ / shares	Dec. 31, 2025 $ / shares
IfrsStatementLineItems [Line Items]
Stock price | (per share)	$ 13.16	$ 12.07
Exercise price	$ 1.28
Expected life	29 days	9 months 29 days
Risk-free interest rate	3.37%	2.58%
Expected volatility	95.42%	89.07%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price		$ 0.86
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price		$ 1.77